Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Analysis Of Other Comprehensive Income By Item [Abstract]
Derivative financial instruments designated as cash flow hedges	$ 66	$ 70
Foreign currency translation adjustment	153	231
Accumulated other comprehensive income	$ 219	$ 301